Dividends - Additional Information (Detail)	Nov. 12, 2024 $ / shares
Dividends Distributed Quarterly [Member]
Dividends Payable [Line Items]
Dividends payable date declared	Nov. 12, 2024
Quarter One Twenty Twentyfive Dividends [Member]
Dividends Payable [Line Items]
Quarterly dividend payment per share	$ 0.479
Record Date	Dec. 31, 2024
Cash dividend payable date	Jan. 31, 2025
Quarterly Increased Dividends [Member]
Dividends Payable [Line Items]
Dividends payable date declared	Nov. 12, 2024
Annual general meeting date	Jan. 31, 2025
Quarter One Twenty Twentyfive Increased Cash Dividends [Member]
Dividends Payable [Line Items]
Dividends payable amount increase per share	$ 0.527
Dividends Payable, Date to be Paid, Year and Month	2025-04
Cash dividend anticipated payable date	2025-04